Richard D. Silberman
Lawyer
1431 Grant Street
Berkeley, California 94703
(510) 558-6868
R.Silberman@att.net

February 24, 2004

The Parnassus Income Trust
One Market - Steuart Tower
Suite 1600
San Francisco, California 94105

Gentlemen:

     You have requested my opinion for use in conjunction with a Form 24f-2, Annual Notice of Securities Sold Pursuant to Rule 24f-2, for the Parnassus Income Trust (the "Trust") to be filed in respect of shares of the Trust (the "Shares") sold for the fiscal year ended December 31, 2003 pursuant to the Trust's registration statement filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, File No. 33-36065 (the "Registration Statement").

     In its Registration Statement, the Trust elected to register an indefinite number of Shares pursuant to the provisions of SEC
Rule 24f-2.

     I have reviewed the amended Registration Statement of the Trust and such other documents and records as I have deemed relevant to the expression of an opinion. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended December 31, 2003, registration of which the Form 24f-2 makes definite in number, were legally issued, fully paid and non-assessable.

     I consent to your filing this opinion as an Exhibit to the Form 24f-2 referred to above, the Registration Statement of the Trust and to any application or registration statement filed under the securities laws of any of the States of the United States.

                              Sincerely,

                              ORIGINAL SIGNED BY
                              Richard D. Silberman
RDS:mf

                       Rule 24f-2 Notice

                   The Parnassus Income Trust
                           One Market
                   Steuart Tower - Suite 1600
                 San Francisco, California 94105

                      1933 Act No. 33-36065


(1) Fiscal period for which notice is filed is year ending December 31, 2003

(2)  The amount of securities sold other than pursuant
     to Rule 24f-2, but which remain unsold as of
     December 31, 2003                                     -0-

(3)  The amount of securities registered during the
     fiscal period of this notice other than pursuant to
     Rule 24f-2                                            -0-

(4)  The amount of securities sold during the fiscal
     period of this notice                           $504,695,990

(5)  The amount of securities sold during the fiscal
     period of this notice in reliance upon registra-
     tion pursuant to Rule 24f-2 (See attached
     computation of fee)                             $504,695,990


Witness the due execution hereof this 24th day of February, 2004.




                              ORIGINAL SIGNED BY
                              Richard D. Silberman, Secretary


                       Rule 24f-2 Notice

                   The Parnassus Income Trust
                           One Market
                   Steuart Tower - Suite 1600
                 San Francisco, California 94105

                      1933 Act No. 33-36065

                       Computation of Fee

(1)  Actual aggregate sales price of Registrant's
     securities sold pursuant to Rule 24f-2 during
     the fiscal period for which the 24f-2 notice is
     filed                                           $504,695,990

(2)  Reduced by the difference between:

     (a)  Actual aggregate redemption price of
          such securities redeemed by the issuer
          during the fiscal period for which the
          24f-2 notice is filed
                                             $192,014,074

     (b)  Actual aggregate redemption price of
          such redeemed securities previously
          applied by the issuer pursuant to
          Section 24e(2)(a) for the fiscal
          period for which the 24f-2 notice is
          filed                         $   -0-       $  -0-

Total amount upon which the fee calculation
specified in Section 6(b) of the Securities
Act of 1933 is based                                 $312,681,916

FEE SUBMITTED ($126.70 per million of Total Amount
     .0001267 x $312,681,916)                             $39,617